VIE Long-term Debt Issued by Securitization and Permanent Financing Trusts, at Fair Market Value (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of securitization SPE transactions
2012-1
(bond proceeds in $ millions)
Issue date	3/16/2012
Bond proceeds	$232.4
Receivables securitized	4,476
Deal discount rate	4.62%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.00%
Baa2	8.25%

2012-2
(bond proceeds in $ millions)
Issue date	7/25/2012
Bond proceeds	$158.0
Receivables securitized	3,016
Deal discount rate	4.27%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.00%
Baa2	8.25%

2013-1
(bond proceeds in $ millions)
Issue date	3/20/2013
Bond proceeds	$216.5
Receivables securitized	2,425
Deal discount rate	3.65%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.25%
Baa2	8.00%

2013-2
(bond proceeds in $ millions)
Issue date	7/30/2013
Bond proceeds	$174.6
Receivables securitized	3,410
Deal discount rate	4.49%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.25%
Baa2	8.00%

During the year ended December 31, 2011, the Company completed two asset securitization transactions that were registered according to Rule 144A. The following table summarizes these securitization SPE transactions:

	2011-2	2011-1
	(bond proceeds in $ millions)
Issue date	12/8/2011	6/15/2011
Bond proceeds	$189.2	$247.3
Receivables securitized	3,799	5,241
Deal discount rate	5.27%	4.97%
Retained interest %	7.10%	6.75%
Class allocation (Moody’s)
Aaa	85.25%	85.25%
Baa2	7.65%	8.00%

During the year ended December 31, 2012, the Company completed three asset securitization transactions that were registered according to Rule 144A. The following table summarizes these securitization SPE transactions:

	2012-3	2012-2	2012-1
	(bond proceeds in $ millions)
Issue date	11/19/2012	7/25/2012	3/16/2012
Bond proceeds	$200.2	$158.0	$232.4
Receivables securitized	3,946	3,016	4,476
Deal discount rate	3.77%	4.27%	4.62%
Retained interest %	6.75%	6.75%	6.75%
Class allocation (Moody’s)
Aaa	85.25%	85.00%	85.00%
Baa2	8.00%	8.25%	8.25%

Summary of notes issued
	Outstanding Principal at	Outstanding Principal at	Fair Value at	Fair Value at
	December 31, 2012	September 30, 2013	December 31, 2012	September 30, 2013
Securitization trusts	$2,693,597	$2,913,160	$2,892,466	$3,095,261
Permanent financing VIEs	319,382	320,609	337,125	342,600
Total	$3,012,979	$3,233,769	$3,229,591	$3,437,861

VIE long-term debt issued by securitization and permanent financing facilities, at fair market value
Schedule of estimated maturities of borrowings
Year Ending December 31,
2013	$239,484
2014	258,277
2015	248,059
2016	223,790
2017	214,166
Thereafter	1,829,563
Total	$3,013,339

Securitization trusts
Summary of notes issued

Securitization VIE Issuer	Note(s)	Maturity Date	Outstanding Principal at December 31, 2011	Outstanding Principal at December 31, 2012	Stated Rate	Fair Value at December 31, 2011	Fair Value at December 31, 2012
321 Henderson Receivables I, LLC	2002-A	11/15/2029	$14,686	$11,034	4.74%	$15,465	$11,799
321 Henderson Receivables I, LLC	2003-A	11/15/2033	31,157	26,055	4.86%	32,990	28,777
321 Henderson Receivables I, LLC	2004-A A-1	9/15/2045	59,963	50,858	Libor+0.35%	53,758	48,653
321 Henderson Receivables I, LLC	2004-A A-2	9/15/2045	20,741	20,576	5.54%	19,164	21,683
321 Henderson Receivables I, LLC	2005-1 A-1	11/15/2040	99,581	86,766	Libor+0.23%	85,005	79,645
321 Henderson Receivables I, LLC	2005-1 A-2	11/15/2046	38,980	38,301	5.58%	33,960	37,540
321 Henderson Receivables I, LLC	2005-1 B	10/15/2055	2,375	2,334	5.24%	1,940	2,183
321 Henderson Receivables II, LLC	2006-1 A-1	3/15/2041	31,447	26,307	Libor+0.20%	28,270	25,043
321 Henderson Receivables II, LLC	2006-1 A-2	3/15/2047	19,064	18,874	5.56%	17,195	19,168
321 Henderson Receivables II, LLC	2006-2 A-1	6/15/2041	31,748	27,560	Libor+0.20%	26,969	25,203
321 Henderson Receivables II, LLC	2006-2 A-2	6/15/2047	21,252	21,070	5.93%	18,739	21,062
321 Henderson Receivables II, LLC	2006-3 A-1	9/15/2041	35,720	30,492	Libor+0.20%	30,944	28,241
321 Henderson Receivables II, LLC	2006-3 A-2	9/15/2047	26,750	26,654	5.60%	23,067	26,165
321 Henderson Receivables II, LLC	2006-4 A-1	12/15/2041	32,003	27,402	Libor+0.20%	27,878	25,299
321 Henderson Receivables II, LLC	2006-4 A-2	12/15/2047	21,903	21,633	5.43%	18,297	20,549
321 Henderson Receivables II, LLC	2007-1 A-1	3/15/2042	47,185	42,670	Libor+0.20%	36,333	36,108
321 Henderson Receivables II, LLC	2007-1 A-2	3/15/2048	18,248	17,929	5.59%	14,841	16,510
321 Henderson Receivables II, LLC	2007-2 A-1	6/15/2035	49,724	46,087	Libor+0.21%	34,794	36,214
321 Henderson Receivables II, LLC	2007-2 A-2	7/16/2040	17,750	17,574	6.21%	15,188	16,864
321 Henderson Receivables II, LLC	2007-3 A-1	10/15/2048	76,565	70,471	6.15%	74,573	75,067
321 Henderson Receivables III, LLC	2008-1 A	1/15/2044	76,340	69,880	6.19%	86,457	83,378
321 Henderson Receivables III, LLC	2008-1 B	1/15/2046	3,235	3,235	8.37%	3,971	4,334
321 Henderson Receivables III, LLC	2008-1 C	1/15/2048	3,235	3,235	9.36%	3,723	4,250
321 Henderson Receivables III, LLC	2008-1 D	1/15/2050	3,529	3,529	10.81%	4,290	4,837
321 Henderson Receivables IV, LLC	2008-2 A	11/15/2037	89,933	83,059	6.27%	101,256	99,935
321 Henderson Receivables IV, LLC	2008-2 B	3/15/2040	6,194	6,194	8.63%	6,912	7,717
321 Henderson Receivables V, LLC	2008-3 A-1	6/15/2045	61,391	57,311	8.00%	77,435	77,272
321 Henderson Receivables V, LLC	2008-3 A-2	6/15/2045	7,588	7,084	8.00%	9,104	9,216
321 Henderson Receivables V, LLC	2008-3 B	3/15/2051	4,695	4,695	10.00%	4,034	4,618
321 Henderson Receivables VI, LLC	2010-1 A-1	7/15/2059	183,684	165,762	5.56%	204,791	194,124
321 Henderson Receivables VI, LLC	2010-1 B	7/15/2061	26,470	26,470	9.31%	32,133	35,205
JG Wentworth XXI, LLC	2010-2 A	1/15/2048	87,240	77,113	4.07%	92,716	84,111
JG Wentworth XXI, LLC	2010-2 B	1/15/2050	8,914	8,914	7.45%	10,049	10,985
JG Wentworth XXII, LLC	2010-3 A	10/15/2048	167,365	148,881	3.82%	172,763	160,487
JG Wentworth XXII, LLC	2010-3 B	10/15/2050	17,009	17,009	6.85%	18,085	20,118
JG Wentworth XXIII, LLC	2011-1 A	10/15/2056	221,836	209,040	4.89%	227,444	232,367
JG Wentworth XXIII, LLC	2011-1 B	10/15/2058	21,212	21,212	7.68%	20,773	23,664
JGWPT XXIV, LLC	2011-2 A	1/15/2063	173,626	168,192	5.13%	175,471	186,828
JGWPT XXIV, LLC	2011-2 B	1/15/2065	15,580	15,580	8.54%	15,652	18,057
JGWPT XXV, LLC	2012-1 A	2/16/2065	—	207,315	4.21%	—	218,912
JGWPT XXV, LLC	2012-1 B	2/15/2067	—	20,564	7.14%	—	21,892
JGWPT XXVI, LLC	2012-2 A	10/15/2059	—	143,245	3.84%	—	146,005
JGWPT XXVI, LLC	2012-2 B	10/17/2061	—	13,985	6.77%	—	14,325
JGWPT XXVII, LLC	2012-3 A	9/15/2065	—	183,032	3.22%	—	179,369
JGWPT XXVII, LLC	2012-3 B	9/15/2067	—	17,181	6.17%	—	16,918
Structured Receivables Finance #1, LLC	2004-A A	5/15/2028	9,571	5,981	4.06%	9,951	6,193
Structured Receivables Finance #1, LLC	2004-A B	5/15/2028	9,175	8,453	7.50%	10,803	9,979
Structured Receivables Finance #2, LLC	2005-A A	5/15/2025	29,942	23,807	5.05%	32,734	26,056
Structured Receivables Finance #2, LLC	2005-A B	5/15/2025	12,112	11,029	6.95%	13,409	13,166
Peachtree Finance Company #2, LLC	2005-B A	4/15/2048	35,576	28,627	4.71%	38,517	30,992
Peachtree Finance Company #2, LLC	2005-B B	4/15/2048	7,060	6,497	6.21%	7,613	7,517
Structured Receivables Finance #3, LLC	2006-A A	1/15/2030	50,356	43,000	5.55%	56,442	49,200
Structured Receivables Finance #3, LLC	2006-A B	1/15/2030	12,197	11,122	6.82%	13,176	13,194
Structured Receivables Finance 2006-B, LLC	2006-B A	3/15/2038	56,547	51,457	5.19%	62,292	59,160
Structured Receivables Finance 2006-B, LLC	2006-B B	3/15/2038	9,543	8,977	6.30%	9,358	9,663
Structured Receivables Finance 2010-A, LLC	2010-A A	1/16/2046	97,891	86,302	5.22%	108,646	99,108
Structured Receivables Finance 2010-A, LLC	2010-A B	1/16/2046	12,355	12,355	7.61%	13,305	15,004
Structured Receivables Finance 2010-B, LLC	2010-B A	8/15/2036	80,442	69,986	3.73%	83,409	75,262
Structured Receivables Finance 2010-B, LLC	2010-B B	8/15/2036	14,000	14,000	7.97%	15,241	17,275
Total			$2,312,685	$2,693,957		$2,351,325	$2,892,466

Permanent financing VIEs
Summary of notes issued

Securitization VIE Issuer	Maturity Date	Note(s)	Outstanding Principal at December 31, 2011	Stated Rate	Fair Value at December 31, 2011
JGW-S LC II	8/15/2040	2011-A	$2,914	11.90%	$2,933
PSS	7/14/2033	—	213,580	Libor+1%	175,220
Crescit	6/15/2039	—	36,009	8.10%	45,762
SRF6	7/7/2017	—	69,441	8.50%	88,633
Total			$321,944		$312,548

Securitization VIE Issuer	Maturity Date	Note(s)	Outstanding Principal at December 31, 2012	Stated Rate	Fair Value at December 31, 2012
JGW-S LC II	8/15/2040	2011-A	$19,484	12.38%	$19,484
PSS	7/14/2033	—	197,765	Libor+1%	177,352
Crescit	6/15/2039	—	34,577	8.10%	46,755
SRF6	7/7/2017	—	67,556	8.50%	93,534
Total			$319,382		$337,125